Share based payments - RSU and PSU activity (Details)	6 Months Ended
Jun. 30, 2024 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercised (in shares)	(1,315,314)
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)	488,833
Granted (in shares)	427,539
Ending balance (in shares)	916,372
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)	1,019,186
Granted (in shares)	615,954
Exercised (in shares)	(282,261)
Forfeited (in shares)	(212,444)
Ending balance (in shares)	1,140,435